UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York            May 13, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                40

Form 13F Information Table Value Total:                $164,892
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                          Errol M Rudman
                                                          March 31, 2011


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE OF                    VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE

AMPHENOL CORP NEW             CL A            032095101   10,110       185,872  SH            SOLE                185,872
BANK OF AMERICA CORPORATION   COM             060505104    2,000       150,000  SH            SOLE                150,000
BELDEN INC                    COM             077454106    2,719        72,400  SH            SOLE                 72,400
BIOMIMETIC THERAPEUTICS INC   COM             09064X101    5,411       412,738  SH            SOLE                412,738
BROADRIDGE FINL SOLUTIONS IN  COM             11133T103    1,195        52,660  SH            SOLE                 52,660
BRUKER CORP                   COM             116794108    6,288       301,580  SH            SOLE                301,580
CITIGROUP INC                 COM             172967101    1,105       250,000  SH            SOLE                250,000
CITIGROUP INC                 COM             172967101    9,282     2,100,000  SH  CALL      SOLE              2,100,000
CVS CAREMARK CORPORATION      COM             126650100    2,514        73,249  SH            SOLE                 73,249
DIREXION SHS ETF TR           20YR TRES BEAR  25459W532    5,465       125,000  SH            SOLE                125,000
EXPRESS SCRIPTS INC           COM             302182100    5,228        94,010  SH            SOLE                 94,010
FELCOR LODGING TR INC         COM             31430F101      521        85,000  SH            SOLE                 85,000
HARVARD BIOSCIENCE INC        COM             416906105    1,113       196,000  SH            SOLE                196,000
HCA HOLDINGS INC              COM             40412C101    4,234       125,000  SH            SOLE                125,000
INSITUFORM TECHNOLOGIES INC   CL A            457667103    2,361        88,247  SH            SOLE                 88,247
KKR FINANCIAL HLDGS LLC       COM             48248A306    4,801       490,400  SH            SOLE                490,400
LAZARD LTD                    SHS A           G54050102    6,644       159,793  SH            SOLE                159,793
MARTHA STEWART LIVING OMNIME  CL A            573083102    1,682       453,500  SH            SOLE                453,500
MEDCO HEALTH SOLUTIONS INC    COM             58405U102    4,278        76,170  SH            SOLE                 76,170
MGP INGREDIENTS INC           COM             55302G103      407        46,690  SH            SOLE                 46,690
MOHAWK INDS INC               COM             608190104      300         4,900  SH            SOLE                  4,900
QUANTA SVCS INC               COM             74762E102      686        30,600  SH            SOLE                 30,600
RITCHIE BROS AUCTIONEERS      COM             767744105    9,167       325,650  SH            SOLE                325,650
RUSH ENTERPRISES INC          CL A            781846209    4,004       202,236  SH            SOLE                202,236
SCIQUEST INC NEW              COM             80908T101      944        65,000  SH            SOLE                 65,000
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106    5,122       147,470  SH            SOLE                147,470
SIRONA DENTAL SYSTEMS INC     COM             82966C103    3,627        72,300  SH            SOLE                 72,300
SLM CORP                      COM             78442P106    2,870       187,600  SH            SOLE                187,600
SOTHEBYS                      COM             835898107    6,745       128,230  SH            SOLE                128,230
STIFEL FINL CORP              COM             860630102    3,023        42,110  SH            SOLE                 42,110
SWIFT TRANSN CO               CL A            87074U101    2,393       162,800  SH            SOLE                162,800
TAL INTL GROUP INC            COM             874083108    2,386        65,773  SH            SOLE                 65,773
TIMKEN CO                     COM             887389104    2,389        45,675  SH            SOLE                 45,675
TRANSDIGM GROUP INC           COM             893641100   17,667       210,750  SH            SOLE                210,750
TRI-TECH HOLDING INC          SHS             G9103F106      134        11,531  SH            SOLE                 11,531
TW TELECOM INC                COM             87311L104   10,408       542,092  SH            SOLE                542,092
UNITED CONTL HLDGS INC        COM             910047109    1,839        80,000  SH            SOLE                 80,000
VALASSIS COMMUNICATIONS INC   COM             918866104    3,103       106,490  SH            SOLE                106,490
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103    6,667       295,020  SH            SOLE                295,020
WORLD FUEL SVCS CORP          COM             981475106    4,061       100,000  SH            SOLE                100,000


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